FAIR VALUE MEASUREMENTS (Schedule of Assets and Liabilities Measured at Fair Value On a Recurring Basis) (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
FAIR VALUE MEASUREMENTS
Warrant liability	$ (1,050)	$ (1,890)
Recurring basis [Member] | Total Fair Value and Carrying Value on the Balance Sheet
FAIR VALUE MEASUREMENTS
Warrant liability	(1,050)	(1,890)
Assets (Liabilities), net	(4,220)	(202)
Recurring basis [Member] | Total Fair Value and Carrying Value on the Balance Sheet | Cross currency forward exchange contracts
FAIR VALUE MEASUREMENTS
Derivative assets	1,577	$ 1,688
Derivative liabilities	$ (4,747)
Recurring basis [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1)
FAIR VALUE MEASUREMENTS
Warrant liability
Assets (Liabilities), net
Recurring basis [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) | Cross currency forward exchange contracts
FAIR VALUE MEASUREMENTS
Derivative assets
Derivative liabilities
Recurring basis [Member] | Significant Other Observable Inputs (Level 2) [Member]
FAIR VALUE MEASUREMENTS
Warrant liability	$ (1,050)	$ (1,890)
Assets (Liabilities), net	(4,220)	(202)
Recurring basis [Member] | Significant Other Observable Inputs (Level 2) [Member] | Cross currency forward exchange contracts
FAIR VALUE MEASUREMENTS
Derivative assets	1,577	$ 1,688
Derivative liabilities	$ (4,747)
Recurring basis [Member] | Significant Unobservable Inputs (Level 3)
FAIR VALUE MEASUREMENTS
Warrant liability
Assets (Liabilities), net
Recurring basis [Member] | Significant Unobservable Inputs (Level 3) | Cross currency forward exchange contracts
FAIR VALUE MEASUREMENTS
Derivative assets
Derivative liabilities